                              GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                                                      ISSUED BY

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                                                            AND

                                        METLIFE INVESTORS USA INSURANCE COMPANY

       This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts (the "Contracts") issued by
   MetLife Investors USA Separate Account A (the "Separate Account") by MetLife Investors USA Insurance Company ("MetLife Investors USA" or we or us). Please
      read it carefully before you invest and keep it for future reference. The Contracts are designed to provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("Qualified Plans").

    The Contracts are issued to an employer or organization, which is the owner ("Owner") of the Contract. After completing an enrollment form and arranging for your Purchase Payments to begin, you are a participant ("Participant") and, except as provided below, a certificate ("Certificate") will be provided to you that gives you a summary of the Contract provisions. The Certificate also serves as evidence of your participation in the plan (Plan). Certificates are not provided to Participants under deferred compensation or qualified corporate retirement plans.

 THE CONTRACTS ARE NOT CURRENTLY OFFERED FOR SALE, HOWEVER, CERTIFICATES MAY BE
                           ISSUED TO NEW PARTICIPANTS UNDER EXISTING CONTRACTS.

   You decide how to allocate your Purchase Payments among the funds offered as investment options under the Contracts (the "Funds"). You may allocate your
        Purchase Payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by us, or to the Separate Account. The Separate Account, in turn, invests in the following underlying Funds:

THE ALGER PORTFOLIOS (CLASS I-2)
   Alger Small Cap Growth Portfolio

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)
   American Funds Global Small Capitalization Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund

DWS VARIABLE SERIES I (CLASS A)
   DWS International VIP*

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)
   Asset Manager/SM/ Portfolio
   Contrafund(R) Portfolio
   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio**

MET INVESTORS SERIES TRUST (CLASS A)
   Invesco Small Cap Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)
   Barclays Aggregate Bond Index Portfolio
   BlackRock Bond Income Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Large Cap Value Portfolio
   Davis Venture Value Portfolio
   Met/Artisan Mid Cap Value Portfolio
   MetLife Mid Cap Stock Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   MSCI EAFE(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio

T. ROWE PRICE GROWTH STOCK FUND, INC.**
* DWS International VIP is not available under Retirement Companion Contracts. ** Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund, Inc.
   are not available for use with Contracts purchased in connection with 403(b) Plans.

You can choose any combination of the Funds. Your Participant's Account will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses. Please read these prospectuses carefully before you invest.

The Contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal

If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 29, 2013. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 52 of the Prospectus.

The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
April 29, 2013

TABLE OF CONTENTS                                                           PAGE


GLOSSARY................................................................... 3

SUMMARY OF THE CONTRACTS................................................... 5

FEE TABLES AND EXAMPLES.................................................... 9

 FINANCIAL AND PERFORMANCE INFORMATION..................................... 13

 DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL
 ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS............ 14
    The Insurance Company.................................................. 14
    The General Account.................................................... 14
    The Separate Account................................................... 15
    The Funds.............................................................. 16
    Principal Underwriter.................................................. 19
    Servicing Agent........................................................ 20

 CONTRACT CHARGES.......................................................... 21
    Premium and Other Taxes................................................ 21
    Surrender Charge....................................................... 21
    Administrative Fees.................................................... 23
    Transaction Charges.................................................... 23
    Mortality and Expense Risk Charge...................................... 23
    Distribution Expense Charge............................................ 24
    Federal, State and Local Taxes......................................... 24
    Fund Expenses.......................................................... 24
    Free Look Period....................................................... 24
    Deferred Compensation Plans............................................ 25

 DESCRIPTION OF THE CONTRACTS.............................................. 26
    General................................................................ 26
    Assignment............................................................. 26
    Purchase Payments...................................................... 26
    Transfers.............................................................. 27
    Restrictions on Transfers.............................................. 28
    Loans (403(b) Plans only).............................................. 31
    Modification of the Contracts.......................................... 32

 ACCUMULATION PERIOD....................................................... 33
    Crediting Accumulation Units in the Separate Account................... 33

    Separate Account Accumulation Unit Current Values...................... 33
    Surrender from the Separate Account.................................... 33
    Payment of Surrender Amount............................................ 34
    Account Statements..................................................... 34

 ANNUITY BENEFITS.......................................................... 35
    Variable Annuity Payments.............................................. 35
    Assumed Investment Return.............................................. 35
    Election of Annuity Date and Form of Annuity........................... 35
    Election of Annuity Date............................................... 35
    Form of Annuity........................................................ 36
    Frequency of Payment................................................... 38
    Level Payments Varying Annually........................................ 38
    Annuity Unit Values.................................................... 39

 DEATH BENEFITS............................................................ 39
    Death Before the Annuity Date.......................................... 39
    Death After the Annuity Date........................................... 40
    Abandoned Property Requirements........................................ 41

 FEDERAL TAX CONSIDERATIONS................................................ 42

 VOTING RIGHTS............................................................. 49

 LEGAL PROCEEDINGS......................................................... 50

 ADDITIONAL INFORMATION.................................................... 51

 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................. 51

APPENDIX A -- CONDENSED FINANCIAL INFORMATION -- PART 1...................  A-1
APPENDIX A -- CONDENSED FINANCIAL INFORMATION -- PART 2................... A-11
APPENDIX B -- PARTICIPATING INVESTMENT PORTFOLIOS.........................  B-1
APPENDIX C -- ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS.............  C-1

MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period that begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and MetLife Investors USA covering your rights.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period when you first receive your Certificate. During this time period, you may cancel your interest in the Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or your Participant's Account in some states).

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE - The date on which Annuity payments begin if you do not select another date.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of your interest in each Separate Account Series and your interest in the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by us under Delaware law to receive and invest amounts allocated by you and other Participants under the Contracts and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

SUMMARY OF THE CONTRACTS

THE CONTRACTS

The Contracts may be offered to:

..   Qualified Plans such as:

   *  Section 403(b) tax-sheltered annuities;

   *  Section 457 deferred compensation plans; and

   *  Section 401 pension and profit sharing plans.

[SIDE BAR: Please see the section "Federal Tax Considerations" for more information.]

Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the Contract.

THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment).

There is no initial sales charge; however, the charges and deductions described under "Contract Charges" will be deducted from the Participant's Account.

[SIDE BAR: Please see "Transfers" for more information.]

Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Participant's Account allocated to the General Account or to the Series.

You can transfer amounts allocated to the Separate Account:

..   between any of the Series, at any time and as many times as you choose

..   to the General Account at any time before the amount has been applied to a
    Variable Annuity option

See, however, restrictions on transfers in "Description of the Contracts - Restrictions on Transfers."

[SIDE BAR: Please see "The Separate Account" and "The Funds" for more information.]

SEPARATE ACCOUNT

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more Series of the Separate Account, each of which invests in one of the underlying Funds.

[SIDE BAR: Please see "Contract Charges" for more information.]

CHARGES AND DEDUCTIONS

The following fees and expenses apply under the Contracts:

                Fee or Expense                  Amount of Fee
                -----------------------------------------------
                Daily Deductions

                . Distribution expenses                .000274%
                                               (0.10% per year)

                . Mortality and Expense risks          .003425%
                                               (1.25% per year)

ANNUAL DEDUCTIONS

There is an Administrative Fee of $21.50 plus $2.50 for each Series in which you invest. MetLife Investors USA currently waives these administrative fees for any Certificate Year during which you contribute $2,000 or more to your Participant's Account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).

TRANSACTION CHARGES

A charge of $10 may be deducted for:

..   A transfer from any Series;

..   A full or partial surrender (the charge will be no more than 2% of the amount of the surrender); or

..   Annuitization of all or a part of your Participant's Account.

We currently waive the transaction charge for transfers from any Series, but reserve the right to impose the charge in the future. See, however, restrictions on transfers in "Description of the Contracts - Restrictions on Transfers."

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)


             .  Deducted if you            7% of Purchase Payment
                request a full or         and amounts credited to
                partial surrender of it. This charge applies Purchase Payments from for 60 months after the
                the Separate Account          Purchase Payment is
                within 60 months after                  received.
                the Purchase Payment
                is made.

However, for 403(b) plans, we will not deduct any surrender charge once nine
(9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE INTERNAL REVENUE CODE.

The following expenses may be waived for certain deferred compensation plans:

..   administrative fees

..   transaction charges

..   distribution fees

..   surrender charges on certain surrenders

           PREMIUM TAXES

           . Payable to a state or government agency       0% - 3.5%
             with respect to the Contract. It may be
             deducted on or after the date the tax is
             incurred. Currently, MetLife Investors USA
             deducts these taxes upon annuitization.

[SIDE BAR: Please see "Free Look Period" for more information.]

FREE LOOK PERIOD

You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

[SIDE BAR: Please see "Surrender Charge" and "Federal Tax Considerations" for more information.]

SURRENDER

You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial surrender if:

..   it would cause your interest in any Series or the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)

However, if you are surrendering the entire amount allocated to a Series; these restrictions do not apply.

You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

LOANS - 403(B) PLANS ONLY

You may be able to obtain a loan from the portion of your Participant's Account allocated to the General Account. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default in repayments.

MetLife Investors USA:

..   may terminate loans

..   change the terms under which loans are made

Any action taken by MetLife Investors USA would not affect outstanding loans.

[SIDE BAR: Please see "Death Benefits" for more information.]

DEATH BENEFIT

You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

..   the total of all Purchase Payments less any partial surrenders; or

..   the value of the Participant's Account at settlement.

If the death occurs on or after age 65, the death benefit will be equal to the Participant's Account.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contract. Your actual Certificate and any endorsements are the controlling documents.

[SIDE BAR: Please see "Description of Contracts - Market Timing" for more information.]

RESTRICTIONS ON TRANSFERS

MetLife Investors USA has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Participants or the Funds. Upon detection of this activity, restrictions may be imposed on transfers.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CERTIFICATE. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CERTIFICATE, SURRENDER THE CERTIFICATE, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

PARTICIPANT TRANSACTION EXPENSES TABLE

SURRENDER CHARGE (Note 1)                                                                                        7%
  (as a percentage of amounts accumulated with respect to a Purchase Payment, including earnings or losses credited to the Purchase Payment)
TRANSACTION CHARGE (Note 2)
  (each surrender and annuitization)                                                                            $10
TRANSFER FEE (Note 3)                                                                                           $10
                                                                                                            per transfer

--------------------------------------------------------------------------------
Note 1. Surrender charges decline based on date of Purchase Payment. (See Expenses - Surrender Charge)

                    Number of Complete months from
                    Receipt of Purchase Payment     % Charge
                    ------------------------------  --------
                         60 months or less             7
                         More than 60 months           0

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

Note 2. In the event of a surrender, the charge is the lesser of $10 or 2% of the amount surrendered.

Note 3. This fee applies to each transfer from a Series. We currently waive this charge.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE, NOT INCLUDING FUND FEES AND EXPENSES.

--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE

ADMINISTRATIVE CHARGE (Note 1)                                                                                  $21.50 plus
 (deducted annually)                                                                                            $ 2.50 for
                                                                                                                each Series
SEPARATE ACCOUNT ANNUAL EXPENSES
  (referred to as Separate Account Product Charges) (as a percentage of average Participant's Account value in the Separate Account)
Mortality and Expense Charge                                                                                          1.25%
Distribution Expense Charge                                                                                           0.10%
                                                                                                                      -----
Total Separate Account Annual Expenses
  (Note 2)                                                                                                            1.35%

--------------------------------------------------------------------------------
Note 1. The Administrative Charge is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Participant's Account value is $10,000 or more at the end of the Certificate Year.

Note 2. Total Separate Account Expenses are 1.25% for Retirement Companion Contracts.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------

                                                                                                  Minimum Maximum
                                                                                                  ------- -------
Total Annual Fund Operating Expenses                                                               0.26%   1.00%
(expenses that are deducted from Fund assets, including management fees, 12b-1/Service fees, and other expenses) as of December 31, 2012

--------------------------------------------------------------------------------

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.

                                                     DISTRIBUTION                                              NET
                                                        AND/OR             ACQUIRED   TOTAL    FEE WAIVER     TOTAL
                                                       SERVICE               FUND    ANNUAL      AND/OR      ANNUAL
                                          MANAGEMENT   (12B-1)     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                  FUND                       FEE         FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
---------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
SERIES(R)--CLASS 2
---------------------------------------------------------------------------------------------------------------------
 American Funds Global Small
   Capitalization Fund                      0.71%       0.25%      0.04%      --      1.00%          --       1.00%
---------------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund                 0.33%       0.25%      0.02%      --      0.60%          --       0.60%
---------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income Fund          0.27%       0.25%      0.02%      --      0.54%          --       0.54%
---------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I--CLASS A
---------------------------------------------------------------------------------------------------------------------
 DWS International VIP                      0.79%          --      0.19%      --      0.98%       0.00%       0.98%
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS--INITIAL CLASS
---------------------------------------------------------------------------------------------------------------------
 Asset Manager/SM/ Portfolio                0.51%          --      0.12%      --      0.63%          --       0.63%
---------------------------------------------------------------------------------------------------------------------
 Contrafund(R) Portfolio                    0.56%          --      0.08%      --      0.64%          --       0.64%
---------------------------------------------------------------------------------------------------------------------
 Growth Portfolio                           0.56%          --      0.10%      --      0.66%          --       0.66%
---------------------------------------------------------------------------------------------------------------------
 Money Market Portfolio                     0.17%          --      0.09%      --      0.26%          --       0.26%
---------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio                         0.71%          --      0.14%      --      0.85%          --       0.85%
---------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST--
CLASS A
---------------------------------------------------------------------------------------------------------------------
 Invesco Small Cap Growth Portfolio         0.85%          --      0.02%      --      0.87%       0.01%       0.86%
---------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond Debenture Portfolio       0.51%          --      0.03%      --      0.54%          --       0.54%
---------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International Portfolio    0.68%          --      0.07%      --      0.75%       0.05%       0.70%
---------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Mid Cap Growth
   Portfolio                                0.65%          --      0.07%      --      0.72%       0.01%       0.71%
---------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio               0.48%          --      0.03%      --      0.51%          --       0.51%
---------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Value
   Portfolio                                0.57%          --      0.02%      --      0.59%          --       0.59%
---------------------------------------------------------------------------------------------------------------------
 Third Avenue Small Cap Value
   Portfolio                                0.74%          --      0.03%      --      0.77%       0.01%       0.76%
---------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND--
CLASS A
---------------------------------------------------------------------------------------------------------------------
 Barclays Aggregate Bond Index
   Portfolio                                0.25%          --      0.04%      --      0.29%       0.01%       0.28%
---------------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio            0.32%          --      0.04%      --      0.36%       0.00%       0.36%
---------------------------------------------------------------------------------------------------------------------
 BlackRock Capital Appreciation
   Portfolio                                0.70%          --      0.03%      --      0.73%       0.01%       0.72%
---------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Value Portfolio        0.63%          --      0.03%      --      0.66%       0.03%       0.63%
---------------------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio              0.70%          --      0.03%      --      0.73%       0.05%       0.68%
---------------------------------------------------------------------------------------------------------------------

                                                   DISTRIBUTION                                              NET
                                                      AND/OR             ACQUIRED   TOTAL    FEE WAIVER     TOTAL
                                                     SERVICE               FUND    ANNUAL      AND/OR      ANNUAL
                                        MANAGEMENT   (12B-1)     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                 FUND                      FEE         FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
-------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND--
CLASS A--(CONTINUED)
-------------------------------------------------------------------------------------------------------------------
 Met/Artisan Mid Cap Value Portfolio      0.81%         --       0.04%       --     0.85%          --       0.85%
-------------------------------------------------------------------------------------------------------------------
 MetLife Mid Cap Stock Index Portfolio    0.25%         --       0.07%    0.02%     0.34%       0.00%       0.34%
-------------------------------------------------------------------------------------------------------------------
 MetLife Stock Index Portfolio            0.25%         --       0.03%       --     0.28%       0.01%       0.27%
-------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Portfolio            0.55%         --       0.05%       --     0.60%          --       0.60%
-------------------------------------------------------------------------------------------------------------------
 MFS(R) Value Portfolio                   0.70%         --       0.03%       --     0.73%       0.13%       0.60%
-------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index Portfolio             0.30%         --       0.11%    0.01%     0.42%       0.00%       0.42%
-------------------------------------------------------------------------------------------------------------------
 Neuberger Berman Genesis Portfolio       0.82%         --       0.04%       --     0.86%       0.01%       0.85%
-------------------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index Portfolio          0.25%         --       0.08%    0.09%     0.42%       0.00%       0.42%
-------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Growth
   Portfolio                              0.60%         --       0.04%       --     0.64%       0.01%       0.63%
-------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Growth
   Portfolio                              0.49%         --       0.06%       --     0.55%          --       0.55%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK
FUND, INC.
-------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock Fund, Inc.    0.53%         --       0.17%       --     0.70%          --       0.70%
-------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS--CLASS I-2
-------------------------------------------------------------------------------------------------------------------
 Alger Small Cap Growth Portfolio         0.81%         --       0.15%       --     0.96%          --       0.96%

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CERTIFICATE WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CERTIFICATE FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF THE APPLICABLE TIME PERIOD:

                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
---------------------------------------------------------------------------------------------------------------
                 (a) $968                  (a) $1,432                  (a) $1,990                  (a) $2,868
                 (b) $895                  (b) $1,209                  (b) $1,616                  (b) $2,106

(2) IF YOU DO NOT SURRENDER YOUR CERTIFICATE OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
---------------------------------------------------------------------------------------------------------------
                 (a) $258                    (a) $792                  (a) $1,350                  (a) $2,858
                 (b) $185                    (b) $569                  (b)   $976                  (b) $2,096

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

FINANCIAL AND PERFORMANCE INFORMATION

[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]


PERFORMANCE INFORMATION

We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.

For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

FINANCIAL INFORMATION


Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see page 51 of this Prospectus for information on how to obtain a copy of the Statement of Additional Information.

DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect, wholly-owned subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate to the General Account. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. THE GENERAL ACCOUNT PROVISIONS OF THE CONTRACT ARE NOT INTENDED TO BE OFFERED BY THIS PROSPECTUS. Please see the terms of your Certificate for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. Any obligations that exceed the assets in the Separate Account are payable by the General Account. The amount of the death benefit that exceeds the Contract Value is paid from the General Account. Benefit amounts paid from the General Account are subject to the claims-paying ability of MetLife Investors USA and MetLife Investors USA's long-term ability to make such payments and are not guaranteed by any other party. For other annuity contracts and life insurance policies that MetLife Investors USA issues, all amounts owed under the contracts and policies are paid from the General Account. MetLife Investors USA is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the General Account. However, there is no guarantee that MetLife Investors USA will be able to meet all claims-paying obligations. There are risks to purchasing any insurance product.

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Over twenty-five of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

The investment adviser to certain of the Funds offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

THE FUNDS

The following Funds are available as investment options under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539, (800) 343-8496.
Certain Funds described in the prospectuses may not be available with your Contract. Appendix B contains a summary of investment objectives and the names of the subadviser, if any, for each Fund.

THE ALGER PORTFOLIOS (CLASS I-2)

The Alger Portfolios is a mutual fund with multiple portfolios, one of which is offered under the Contract. Fred Alger Management, Inc. is the investment adviser to each of the portfolios. The following Class I-2 portfolio is available under the Contract:

 Alger Small Cap Growth Portfolio

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the Contract. Capital Research and Management Company is the investment adviser to each Series. The following Class 2 funds are available under the Contract:

 American Funds Global Small Capitalization Fund
 American Funds Growth Fund
 American Funds Growth-Income Fund

DWS VARIABLE SERIES I (CLASS A)

DWS Variable Series I is a mutual fund with multiple series, one of which is offered under the Contract. Deutsche Investment Management Americas Inc. is the investment adviser to each series. The following Class A series is available under the Contract:

 DWS International VIP (1)

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the Contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

 Asset Manager/SM/ Portfolio
 Contrafund(R) Portfolio
 Growth Portfolio
 Money Market Portfolio
 Overseas Portfolio (2)

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Contract:

 Invesco Small Cap Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio
 T. Rowe Price Large Cap Value Portfolio
 Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser for all of the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

 Barclays Aggregate Bond Index Portfolio
 BlackRock Bond Income Portfolio
 BlackRock Capital Appreciation Portfolio
 BlackRock Large Cap Value Portfolio
 Davis Venture Value Portfolio
 Met/Artisan Mid Cap Value Portfolio
 MetLife Mid Cap Stock Index Portfolio
 MetLife Stock Index Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio
 MSCI EAFE(R) Index Portfolio
 Neuberger Berman Genesis Portfolio
 Russell 2000(R) Index Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio

T. ROWE PRICE GROWTH STOCK FUND, INC.(2)

The T. Rowe Price Growth Stock Fund, Inc. is a mutual fund. T. Rowe Price Associates, Inc. is the investment adviser for the fund.


(1) Not available under Retirement Companion Contracts.
(2) Not available for 403(b) plans.

[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those retail mutual funds. The Funds most likely will not have the same performance experience as any retail mutual fund. Moreover, a Series that invests in a retail fund will have lower investment performance than the retail fund due to Contract charges and expenses.]
Shares of each Fund are purchased for the corresponding Series. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.

The Funds listed above other than the T. Rowe Price Growth Stock Fund, Inc. are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative instruments, non-investment grade securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

[SIDE BAR: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.]

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to MetLife Investors USA's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Owners.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of a Fund or its affiliates may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in MetLife Investors USA's role as intermediary, with respect to the Funds. MetLife Investors USA and its affiliates may profit from these payments.

These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser (other than our affiliate, MetLife Advisers, LLC) or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the adviser to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Tables and Examples - Fund Expenses" and "Principal Underwriter.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or to our Distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.

HOW WE SELECT THE FUNDS. We select the Funds offered through the Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payment to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Funds" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Funds advised by our affiliates than those that are not, we may be more inclined to offer Funds advised by our affiliates in the variable insurance products we issue. In some cases, we have included Funds based on recommendations made by selling firms. These selling firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Account value to such Funds. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Participant's Account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Participants. We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Principal Underwriter.")

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

SUBSTITUTION OF FUND SHARES. MetLife Investors USA may substitute shares of another fund for Fund shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. The substituted fund may have different fees and expenses. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act. Furthermore, we may close investment portfolios to allocation of purchase payments or Contract value, or both, at any time in our sole discretion.

PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority ("FINRA"), is the principal underwriter for the Contracts. FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. Distributor is a Missouri corporation.

MetLife Investors USA has entered into a distribution agreement with MetLife Investors Distribution Company, for the distribution of the Certificates. We pay compensation to Distributor for sales of the Contracts and Certificates by the selling firm.

We pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Participants or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8.5% of purchase payments. We also pay commissions when a Participant elects to begin receiving Annuity payments. (See "Annuity Benefits
- Variable Annuity Payments.")

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the American Funds Global Small Capitalization Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the Contracts.

SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company provide MetLife Investors USA with personnel and administrative services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CONTRACT CHARGES

MetLife Investors USA deducts the charges described below, and we may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM AND OTHER TAXES

MetLife Investors USA reserves the right to deduct from Purchase Payments, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Participant's Account value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin.

SURRENDER CHARGE

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]
No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Internal Revenue Code.

DIVORCE. A withdrawal pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Participant's Account and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

The following schedule shows the surrender charges that apply during the sixty months following each Purchase Payment:

                      Number of Months
                 Since Purchase Payment Date  Surrender Charge
                 ---------------------------------------------
                    60 months or less                7%
                    More than 60 months              0%

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                             the surrender amount
--------------------------------------------------------------------------------
          1 - the percentage surrender charge expressed as a decimal

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

MetLife Investors USA will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.

EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a surrender. You do not pay the surrender charge:

..   on transfers made within the Contract;

..   on withdrawals of Purchase Payments you made over 60 months ago;

..   If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;

..   If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year (subject to Internal Revenue Code restrictions);

..   If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement;

..   When you are an officer, director or full time employee of MetLife
    Investors USA or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only;

..   on required minimum distributions from, or excess contributions to, a qualified contract (but only with respect to amounts required to be distributed from this contract); and

..   If permitted in your state, if you are the Plan Participant and you make a direct transfer of your Participant's Account to another funding option or annuity contract issued by MetLife Investors USA or one of its affiliates and MetLife Investors USA or its affiliate agrees.

ADMINISTRATIVE FEES

An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Participant's Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction. Contract administration expenses we incur include:

..   the cost of Contract issuance;

..   rent;

..   stationery and postage;

..   telephone and travel expenses;

..   salaries;

..   legal, administrative, actuarial and accounting fees;

..   periodic reports; and

..   office equipment, and custodial expenses.

The administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.

[SIDE BAR: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.]

TRANSACTION CHARGES

A $10 transaction charge will be deducted from your Account for each transfer from a Series (see "Transfers") and upon annuitizaton of all or a portion of your Participant's Account (see "Annuity Benefits"). When you make a full or partial surrender, a transaction charge will be deducted from your Participant's Account in an amount equal to the lesser of:

..   $10 or

..   2% of the amount surrendered.

These charges are at cost. MetLife Investors USA does not anticipate profiting from them. Transaction charges for transfers from one Series of the Separate Account to another Series of the Separate Account are currently waived. (See, however, "Description of the Contracts - Restrictions on Transfers.")

MORTALITY AND EXPENSE RISK CHARGE

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the Contract. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.

If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

DISTRIBUTION EXPENSE CHARGE

MetLife Investors USA also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:

..   commissions,

..   fees,

..   registration costs,

..   direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)

As compensation for assuming this risk, MetLife Investors USA will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described under "Surrender Charge" above, will never exceed 9% of purchase payments.

FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

FUND EXPENSES

There are deductions from and expenses paid out of the assets of the various Funds, which are described in the fee table in this prospectus and in the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.

FREE LOOK PERIOD

You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to MetLife Investors USA, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Certificate will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DEFERRED COMPENSATION PLANS

For qualified Section 457 deferred compensation Plans, MetLife Investors USA may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

..   death,

..   disability,

..   retirement,

..   termination of employment,

..   unforseeable emergency, or

..   transfer to another investment provider.

DESCRIPTION OF THE CONTRACTS

GENERAL

The Contracts (known as the Flexible Bonus Annuity, Form 226R1) are group contracts designed to provide annuity benefits to employees of the following:

..   Public School Systems;

..   Churches;

..   Certain tax-exempt organizations under Section 501(c)(3) of the Code;

..   Employees covered under various types of Section 457 deferred compensation
    Plans; and

..   Retirement plans held by trusts which qualify under Section 401 of the Code.

The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.

A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, except as provided below, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. NO CERTIFICATES ARE ISSUED TO PARTICIPANTS UNDER DEFERRED COMPENSATION OR QUALIFIED CORPORATE RETIREMENT PLANS.

The group Contracts may be restricted by the Plan as to your exercise of certain rights provided under the Contracts. You should refer to the Plan for information concerning these restrictions.

Due to IRS regulations affecting 403(b) plans, we will only issue new Certificates where your employer currently permits salary reduction contributions to be made to the Certificate.

ASSIGNMENT

If permitted by the Plan, you may assign your interest in the Contract by providing MetLife Investors USA with written notice. Where a Contract is issued in connection with a non-governmental deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.

MetLife Investors USA will not be bound by the assignment until written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

PURCHASE PAYMENTS

You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by MetLife Investors USA. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (or such lesser amount as is required by federal tax law). Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Payment of Surrender Amount.")

If you send a Purchase Payment or transaction request to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Participant's Account.

TRANSFERS

ACCUMULATION UNITS


Except as otherwise limited under restrictions on transfers, you may transfer Accumulation Units from one Series to another or from a Series to the General Account at any time.


You may not make a transfer from the General Account to Accumulation Units of a Series of more than 20% of your interest in the General Account in any one year. It is important to note that it will take over 10 years (assuming no additional purchase payments or transfers into the General Account and discounting any accrued interest) to make a complete transfer of your interest from the General Account to Accumulation Units of a Series because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining interest in the General Account rather than transfers based upon a fixed number of years. For example (based upon the assumptions above), if your initial interest in the General Account is $100, the 20% transfer allowance only allows you to transfer up to $20 the first year. If you transfer the maximum transfer allowance that year, you may only transfer up to $16 the following year based on the 20% transfer allowance of the $80 interest remaining in the General Account for the year. It is important to consider when deciding to invest in the General Account whether this 20% transfer allowance restriction fits your risk tolerance and time horizon.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone, Internet or other means approved by MetLife Investors USA. If MetLife Investors USA permits transfers by telephone, you will be required to complete an authorization on the Certificate enrollment or on another form that MetLife Investors USA may require. MetLife Investors USA will employ reasonable procedures to confirm that telephone or Internet instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

Telephone or computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539.

Transfers will be effected on the first Valuation Date after receipt of written, telephone or Internet instructions. Accumulation Unit values are determined as of the close of trading on the New York Stock Exchange, which is currently usually 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that Valuation Date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

ANNUITY UNITS

You may convert Annuity Units from one Series to another at any time. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Participants to make transfers may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the

Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which may in turn adversely affect Participants and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., Alger Small Cap Growth Portfolio, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, DWS International VIP, Fidelity VIP Overseas Portfolio, Lord Abbett Bond Debenture Portfolio, Invesco Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Russell 2000(R) Index Portfolio and T. Rowe Price Small Cap Growth Portfolio - (the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Participant's Account value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Funds available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Participants) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Participants engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Participant). You should read the Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Funds except where the portfolio manager of a particular underlying Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


LOANS -- 403(B) PLANS ONLY

If you are in a 403(b) Plan, you may obtain a loan under the Contract from the value of your Participant's Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Participant's Account serves as the only security for the loan. MetLife Investors USA may terminate a loan at its discretion in the event of a request for surrender.

The Internal Revenue Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.

Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations").

MetLife Investors USA may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.

Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the proceeds. At this time, there is no fee for administration.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

..   death benefits

..   deductions from Purchase Payments

..   deductions from Participant's Accounts for transaction charges

..   deductions from the Separate Account for actuarial risk and administrative expense risk fees

..   guaranteed rates with respect to fixed benefits

MetLife Investors USA and the Owner may change the Contract by mutual agreement at any time. No such change may affect any Participant's Account where the Participant's interest is nonforfeitable, without the written consent of that Participant. Changes must be made in writing. Any changes must comply with state laws where the Contract is delivered. MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

..   with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;

..   with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or

..   to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

MetLife Investors USA Insurance Company
P.O. Box 46539
Denver, CO 80201-6539
Phone: (800) 283-4536

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
[SIDE BAR: The Net Investment Factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.]
The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. Purchase Payments and transfer requests are credited to a Participant's Account on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. The value of Accumulation Units is determined each Business Day as of the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. The NET INVESTMENT FACTOR is determined for any Business Day by dividing
(i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse Federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal and may be restricted by the plan or Federal tax law. These consequences are discussed in more detail under "Federal Tax Considerations." You should consult your tax adviser before making a withdrawal.

The surrender value of your Participant's Account in the Separate Account prior to the Annuity Date is determined by multiplying the number of

Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after surrender value of less than $200. However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

..   The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

..   The SEC permits the suspension of withdrawals.

..   The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

..   all transactions for the period being reported

..   the number of Accumulation Units that are credited to your Participant's
    Account in each Series

..   the current Accumulation Unit value for each Series

..   your Participant's Account as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

VARIABLE ANNUITY PAYMENTS

The value of your Participant's Account in each Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

..   the month in which you attain age 75, or

..   the date you are required to take a distribution under the terms of the
    Plan to which the Contract was issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

[SIDE BAR: There are two people who are involved in payments under your
Annuity: -  you - the Beneficiary]

FORM OF ANNUITY

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed Annuity payment and Variable Annuity payment basis. Option 5 is available on a Fixed Annuity payment basis only.

OPTION 1 -- LIFE ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.

OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option. If your Contract is a Qualified Contract, this option may not always satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Option 4 and/or the duration of the guarantee period under Options 2 and 5.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied under the Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 is calculated on the basis of:

..   the mortality table specified in the Contract

..   the age, and where permitted, the sex of the Annuitant

..   the type of Annuity payment option selected, and

..   the assumed investment return selected.

For example, if you select an Annuity Option that guarantees payments for your lifetime and your spouse's lifetime, your payments will be lower than if you selected an Annuity Option with payments over only your lifetime. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether you are alive (such as a Life Annuity with 120, 180, or 240 Monthly Payments Certain and Installment Life Refund Annuity) result in payments smaller than with Annuity Options without such guarantee (such as Life Annuity and Joint and Last Survivor Life Annuity). In addition, to the extent the Annuity Option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

If you were issued a certificate before state law mandated unisex annuity rates (if applicable in your state) and that certificate had annuity rates that took the annuitant's sex into account, the annuity rates we use for that certificate will not be less than the guaranteed rates in the certificate when it was issued.

The Fixed Annuity payments described in Option 5 are calculated on the basis of:

..   the number of years in the payment period, and

..   the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your Variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly Variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly Variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.


You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

..   First, MetLife Investors USA determines the change in investment experience
    (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.

..   Next, it subtracts the daily equivalent of your insurance-related charge
    (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

..   Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

..   Finally, the previous Annuity Unit Value is multiplied by this result.

DEATH BEFORE THE ANNUITY DATE

If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:

..   your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments (including any applicable surrender charge); or

..   your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

1) A lump sum that must be made within five (5) years of your death; or

2) Annuity income under Annuity Income Options One, Two or Five described in
   Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:

..   Payments must begin within one year of your death (However, if your spouse is the sole designated beneficiary under a Qualified Contract, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

..   The guaranteed period under Option Two or the designated period under
    Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

..   The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

The death benefit will be determined when MetLife Investors USA receives both due proof of death and an election for the payment method. Note that if MetLife Investors USA is notified of your death before any requested transaction is completed (including transactions under a dollar cost averaging or reallocation program), we will cancel the request.

If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.

Under the Internal Revenue Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.

If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

..   Your Beneficiary(ies) and you die at the same time.

..   Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

..   have all the remaining rights and powers under a Contract, and

..   be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA (Employee Retirement Income Security Act of 1974) annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.

FEDERAL TAX CONSIDERATIONS

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the "Code") governs how this money is ultimately taxed. There are different rules for Qualified and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs--either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

[SIDE BAR: A Qualified Contract is a Contract that is purchased for certain types of tax-advantaged retirement plans (previously defined as "qualified plans"). For purposes of this Prospectus, qualified plans include: Section 401 Plans and 403(a)(pension and profit-sharing plans, including plans for the self-employed) Section 403(b) Plans (tax-deferred annuities) Section 457(b) Plans (eligible deferred compensation plans of State and local governmental employees or other tax exempt employees)( "eligible Section 457 plan") Traditional Individual Retirement Accounts and Annuities ("IRAs") Roth IRAs A Non-qualified Contract is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a Qualified Contract.] Please note that the terms of your particular plan, IRA or Roth IRA may limit your rights otherwise available under the Contract.]

QUALIFIED CONTRACTS
THE DOLLARS IN A QUALIFIED PLAN ARE TAX DEFERRED. CONTRACTS PURCHASED FOR USE WITH A QUALIFIED PLAN PROVIDE NO ADDITIONAL TAX DEFERRAL, AND THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR PURCHASING THE CONTRACT.

The full amount of all distributions received from a Section 401, Section 403(a), 403(b), eligible Section 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of an eligible Section 457 plan of a tax exempt employer (other than a state or local government), a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

If your tax deferred annuity contract permits loans, the amount of such loans, the repayment terms and the treatment of defaults are subject to limitations and rules under section 72(p) of the Code and the regulations thereunder. The terms of your loan will be governed by your loan agreement and the requirements of the tax law (and ERISA, where applicable). Failure to satisfy these requirements will result in adverse tax consequences. Consult your tax advisor prior to applying for a loan.

MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, Section 403(a), 403(b), eligible
Section 457 plan or an IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, except in the case of IRAs or where you are a 5% or more owner in your employer, the year you retire, if later).

For RMDs following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period ends in 2013 instead of 2012.The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

In addition, distributions under Section 401, 403(b) and eligible Section 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(a),
Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax. Additionally, distributions from an eligible Section 457(b) plan of a state or local government are subject to the 10% penalty to the extent attributable to rollover contributions from Section 401, 403(a), 403(b), or an IRA plan.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received.

                                 Type of Plan
   -------------------------------------------------------------------------
                                                            401   403(b) IRA
   -------------------------------------------------------------------------
   After you die (paid to your Beneficiary(ies))             x      x     x
   -------------------------------------------------------------------------
   After you become totally disabled (as defined in the
     Code)                                                   x      x     x
   -------------------------------------------------------------------------
   If you separate from service after you reach age 55       x      x
   -------------------------------------------------------------------------
   In a series of substantially equal payments made
     annually (or more frequently over your life or life
     expectancy or over the joint lives (or joint and last
     survivor life expectancy) of you and your
     designated beneficiary (SEPP exception).                x(1)   x(1)  x
   -------------------------------------------------------------------------
   Pursuant to a domestic relations order                    x      x
   -------------------------------------------------------------------------

(1) After separation from service.

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed (retroactively with interest) if you elect to receive payments under the SEPP exception prior to age 59 1/2 and then change the method of distribution (except on account of death or disability) before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for at least five years.

Distributions before age 59 1/2 generally are not permitted under eligible
Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency.

Distributions from eligible Section 457 plans of tax exempt employers are not subject to the penalty tax for early withdrawals.

403(B) PLANS

Under IRS regulations adopted in 2007 affecting 403(b) plans and arrangements, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24,

2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

In consideration of these regulations, we have determined to only make available Certificates for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

If your Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Certificate, we urge you to consult with your tax advisor prior to making additional purchase payments.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.

ROLLOVERS OF PLAN CONVERSIONS

You may rollover distributions (other than certain distributions, such as required distributions) from one qualified plan or arrangement (except for eligible Section 457(b) plans of tax exempt employers or IRAs other than traditional IRAs) to another eligible retirement plan (as defined under the
Code) without incurring any federal income tax under some circumstances. These circumstances are as follows:

                Distribution from:         May be Rolled into:
             -----------------------------------------------------
             Section 401 plan, Section  Section 401 plan, Section
             403(a) plan, Section       403(a) plan, Section
             403(b) plan, eligible      403(b) plan, eligible
             section 457(b) plan of a   section 457(b) plan of a
             governmental employer      governmental employer or
                                        Traditional IRA
             -----------------------------------------------------

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

Employers that have established and maintain TSA, 457(b) or 401(k) plans ("collectively the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA, 457(b) or 401(k) plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract,
Section 457(b) Contract or to a Contract issued under a 401(k) program under the following conditions:

1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

6. If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate section 401(k) Contract to accept designated Roth 401(k) contributions.

7. Other than contributions made by rollovers that are permitted under the Code and the Plan under which the Contract has been issued, the Contract cannot accept both designated Roth 403(b) contributions and designated Roth 401(k) contributions.

8. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2006, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

..   The employer must permit contributions under a pre-tax 403(b) or pre-tax
    401(k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.

..   Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+catch-up) as well as contribution limits that apply under the Plan.

..   In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, hardship withdrawals only with respect to contributions, if permitted under the Plan).

..   If the amounts have been held under any Designated Roth Account of a participant for at least five years, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax.

..   Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

..   Some states may not permit contributions to be made to a Qualified Roth
    Contribution Program or may require additional conforming legislation for these rules to become effective.

WITHHOLDING

MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan, Section 403(a) plan, or a
Section 403(b) plan, or eligible Section 457(b) plan of a governmental employer, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

..   paid over your life or the joint life expectancy of you and your
    Beneficiary(ies);

..   paid over a period of 10 years or more;

..   necessary to satisfy the minimum distribution requirements; or

..   hardship distributions

Non-taxable amounts may also be rolled over to a traditional IRA or to a defined contribution plan under Section 401(a) to the extent permitted under the Code.

The requirements discussed below under "Other Tax Withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is directly transferred or directly rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

Since March 28, 2005, certain mandatory distributions made to Participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial surrenders that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You also may revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

The discussion above provides general information regarding U.S. federal income tax consequences to U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to annuities.

TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

TAX CREDITS AND BENEFITS

We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Contract Owners since we are the owner of the assets from which the tax benefits are derived.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from your Participant's Account value, or from any applicable payment, and pay it directly to the IRS.

VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Participant's Account.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and others who have voting interests in the Funds. MetLife Investors USA will send you, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners and Participants. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

LEGAL PROCEEDINGS
MetLife Investors USA, like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors USA does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.

ADDITIONAL INFORMATION

You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated April 29, 2013, which provides more detailed information about the Contracts, may be obtained by completing and mailing the form on the following page. The table of contents for the Statement of Additional Information is provided below.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

               The Insurance Company
               Surrender Charges
               Net Investment Factor
               Annuity Payments
               Underwriters, Distribution of the Contracts
               Calculation of Performance
               Voting Rights
               Safekeeping of Securities
               Servicing Agent
               Independent Registered Public Accounting Firm
               Regulation of MetLife Investors USA
               Additional Federal Tax Considerations
               Financial Statements

          If you would like the Statement of Additional Information dated April 29, 2013, for the annuity contract issued by MetLife Investors USA, at no charge, please print and fill in all information and mail to:

                     MetLife Investors USA Insurance Company
                     Attn: Variable Products
                     P.O. Box 46539
                     Denver, CO 80201-6539

                  --------------------------------------------
                  Name

                  --------------------------------------------
                  Address

                  --------------------------------------------
                  City             State       Zip Code

                  BOOK-702 (5/11)         SAI-USAFLEXBONUS 11

----------  --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION
PART 1


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus that are subject to a daily Separate Account deduction of 1.35%.

                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
ALGER SMALL CAP GROWTH PORTFOLIO - CLASS I-2
   01/01/2003    to    12/31/2003                             4.34      6.10    8,038,173
   01/01/2004    to    12/31/2004                             6.10      7.01    7,517,869
   01/01/2005    to    12/31/2005                             7.01      8.09    7,055,726
   01/01/2006    to    12/31/2006                             8.09      9.57    6,743,520
   01/01/2007    to    12/31/2007                             9.57     11.07    5,891,694
   01/01/2008    to    12/31/2008                            11.07      5.83    5,755,192
   01/01/2009    to    12/31/2009                             5.83      8.37    5,514,037
   01/01/2010    to    12/31/2010                             8.37     10.35    5,077,642
   01/01/2011    to    12/31/2011                            10.35      9.89    4,710,473
   01/01/2012    to    12/31/2012                             9.89     10.98    4,352,356
------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND - CLASS 2
   05/01/2003    to    12/31/2003                            11.21     16.42       76,632
   01/01/2004    to    12/31/2004                            16.42     19.58      276,227
   01/01/2005    to    12/31/2005                            19.58     24.22      455,056
   01/01/2006    to    12/31/2006                            24.22     29.64      648,230
   01/01/2007    to    12/31/2007                            29.64     35.51      664,762
   01/01/2008    to    12/31/2008                            35.51     16.28      757,735
   01/01/2009    to    12/31/2009                            16.28     25.91      793,690
   01/01/2010    to    12/31/2010                            25.91     31.29      692,613
   01/01/2011    to    12/31/2011                            31.29     24.96      608,210
   01/01/2012    to    12/31/2012                            24.96     29.10      549,030
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND - CLASS 2
   05/01/2003    to    12/31/2003                            93.36    116.56       58,944
   01/01/2004    to    12/31/2004                           116.56    129.36      130,416
   01/01/2005    to    12/31/2005                           129.36    148.30      194,602
   01/01/2006    to    12/31/2006                           148.30    161.27      231,002
   01/01/2007    to    12/31/2007                           161.27    178.74      199,191
   01/01/2008    to    12/31/2008                           178.74     98.80      230,814
   01/01/2009    to    12/31/2009                            98.80    135.89      225,889
   01/01/2010    to    12/31/2010                           135.89    159.11      197,917
   01/01/2011    to    12/31/2011                           159.11    150.27      169,705
   01/01/2012    to    12/31/2012                           150.27    174.76      151,416
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2
   05/01/2003    to    12/31/2003                            72.37     90.71       52,546
   01/01/2004    to    12/31/2004                            90.71     98.77      135,701
   01/01/2005    to    12/31/2005                            98.77    103.14      190,268
   01/01/2006    to    12/31/2006                           103.14    117.23      222,514
   01/01/2007    to    12/31/2007                           117.23    121.48      212,107
   01/01/2008    to    12/31/2008                           121.48     74.48      247,002
   01/01/2009    to    12/31/2009                            74.48     96.44      255,289
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          AUV AT    AUV AT   ACCUM UNITS
                                                         BEGINNING    END        END
                                                         OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2 (CONTINUED)
   01/01/2010    to    12/31/2010                          96.44    106.02      241,144
   01/01/2011    to    12/31/2011                         106.02    102.69      226,239
   01/01/2012    to    12/31/2012                         102.69    119.02      216,725
----------------------------------------------------------------------------------------
DWS INTERNATIONAL VIP - CLASS A
   01/01/2003    to    12/31/2003                           5.39      6.79    3,068,497
   01/01/2004    to    12/31/2004                           6.79      7.81    3,014,614
   01/01/2005    to    12/31/2005                           7.81      8.95    3,052,862
   01/01/2006    to    12/31/2006                           8.95     11.12    3,136,467
   01/01/2007    to    12/31/2007                          11.12     12.57    3,082,699
   01/01/2008    to    12/31/2008                          12.57      6.42    2,789,082
   01/01/2009    to    12/31/2009                           6.42      8.46    2,672,474
   01/01/2010    to    12/31/2010                           8.46      8.48    2,447,082
   01/01/2011    to    12/31/2011                           8.48      6.97    2,222,356
   01/01/2012    to    12/31/2012                           6.97      8.30    2,020,827
----------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER/SM/ - INITIAL CLASS
   01/01/2003    to    12/31/2003                           8.16      9.50   10,931,444
   01/01/2004    to    12/31/2004                           9.50      9.88   10,211,365
   01/01/2005    to    12/31/2005                           9.88     10.03    3,448,974
   01/01/2006    to    12/31/2006                          10.03     10.74    8,387,396
   01/01/2007    to    12/31/2007                          10.74     12.24    7,434,895
   01/01/2008    to    12/31/2008                          12.24      8.60    6,755,499
   01/01/2009    to    12/31/2009                           8.60     10.96    6,155,071
   01/01/2010    to    12/31/2010                          10.96     12.36    5,419,609
   01/01/2011    to    12/31/2011                          12.36     11.88    4,844,552
   01/01/2012    to    12/31/2012                          11.88     13.18    4,319,513
----------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS
   01/01/2003    to    12/31/2003                          10.36     13.14   16,460,782
   01/01/2004    to    12/31/2004                          13.14     14.97   16,395,321
   01/01/2005    to    12/31/2005                          14.97     17.27   16,339,678
   01/01/2006    to    12/31/2006                          17.27     19.03   15,855,985
   01/01/2007    to    12/31/2007                          19.03     22.08   13,255,971
   01/01/2008    to    12/31/2008                          22.08     12.52   13,549,154
   01/01/2009    to    12/31/2009                          12.52     16.76   12,583,716
   01/01/2010    to    12/31/2010                          16.76     19.39   11,454,929
   01/01/2011    to    12/31/2011                          19.39     18.64   10,240,819
   01/01/2012    to    12/31/2012                          18.64     21.41    9,341,071
----------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS
   01/01/2003    to    12/31/2003                           9.04     11.85   14,704,494
   01/01/2004    to    12/31/2004                          11.85     12.09   13,813,796
----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  AUV AT    AUV AT   ACCUM UNITS
                                                 BEGINNING    END        END
                                                 OF PERIOD OF PERIOD  OF PERIOD
--------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS (CONTINUED)
   01/01/2005    to    12/31/2005                  12.09     12.62   12,332,033
   01/01/2006    to    12/31/2006                  12.62     13.30   11,074,999
   01/01/2007    to    12/31/2007                  13.30     16.66    9,779,300
   01/01/2008    to    12/31/2008                  16.66      8.68    9,064,321
   01/01/2009    to    12/31/2009                   8.68     10.99    8,488,348
   01/01/2010    to    12/31/2010                  10.99     13.47    7,853,052
   01/01/2011    to    12/31/2011                  13.47     13.31    7,170,100
   01/01/2012    to    12/31/2012                  13.31     15.06    6,645,597
--------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS
   01/01/2003    to    12/31/2003                  10.03     12.70   12,705,145
   01/01/2004    to    12/31/2004                  12.70     13.86   11,071,681
   01/01/2005    to    12/31/2005                  13.86     14.34    9,187,813
   01/01/2006    to    12/31/2006                  14.34     16.37    7,822,188
   01/01/2007    to    12/31/2007                  16.37     17.03    6,793,561
   01/01/2008    to    12/31/2008                  17.03     10.58    5,925,742
   01/01/2009    to    12/31/2009                  10.58     13.22    5,187,366
   01/01/2010    to    12/31/2010                  13.22     15.00    4,473,766
   01/01/2011    to    12/31/2011                  15.00     15.10    3,900,585
   01/01/2012    to    12/31/2012                  15.10     17.27    3,463,716
--------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS
   01/01/2003    to    12/31/2003                   6.83      6.80    2,631,705
   01/01/2004    to    12/31/2004                   6.80      6.79    3,326,994
   01/01/2005    to    12/31/2005                   6.79      6.91    3,562,276
   01/01/2006    to    12/31/2006                   6.91      7.15    3,961,132
   01/01/2007    to    12/31/2007                   7.15      7.41    4,202,396
   01/01/2008    to    12/31/2008                   7.41      7.54    4,726,587
   01/01/2009    to    12/31/2009                   7.54      7.49    4,304,049
   01/01/2010    to    12/31/2010                   7.49      7.41    3,880,302
   01/01/2011    to    12/31/2011                   7.41      7.31    3,604,218
   01/01/2012    to    12/31/2012                   7.31      7.23    3,266,490
--------------------------------------------------------------------------------
MIST - INVESCO SMALL CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                   8.74     11.67       30,334
   01/01/2004    to    12/31/2004                  11.67     12.29       33,497
   01/01/2005    to    12/31/2005                  12.29     13.17       50,996
   01/01/2006    to    12/31/2006                  13.17     14.80       34,662
   01/01/2007    to    12/31/2007                  14.80     16.27       33,616
   01/01/2008    to    12/31/2008                  16.27      9.85       35,689
   01/01/2009    to    12/31/2009                   9.85     13.05       38,931
   01/01/2010    to    12/31/2010                  13.05     16.28       38,951
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      AUV AT    AUV AT   ACCUM UNITS
                                                                     BEGINNING    END        END
                                                                     OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------------------
MIST - INVESCO SMALL CAP GROWTH - CLASS A (CONTINUED)
   01/01/2011    to    12/31/2011                                      16.28     15.92       49,265
   01/01/2012    to    12/31/2012                                      15.92     18.62       37,289
----------------------------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   01/01/1995    to    12/31/1995                                       7.42      8.55       64,174
   01/01/1996    to    12/31/1996                                       8.55      8.68      139,116
   01/01/1997    to    12/31/1997                                       8.68      9.35      215,747
   01/01/1998    to    12/31/1998                                       9.35      9.92      516,448
   01/01/1999    to    12/31/1999                                       9.92      9.54      657,761
   01/01/2000    to    12/31/2000                                       9.54     10.28      671,742
   01/01/2001    to    12/31/2001                                      10.28     10.88      994,785
   01/01/2002    to    12/31/2002                                      10.88     11.70    1,542,200
   01/01/2003    to    12/31/2003                                      11.70     12.00    1,502,954
   01/01/2004    to    11/19/2004                                      12.00     12.35    1,429,559
----------------------------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS A
   05/01/2003    to    12/31/2003                                      14.82     16.27       36,530
   01/01/2004    to    12/31/2004                                      16.27     17.41       88,340
   01/01/2005    to    12/31/2005                                      17.41     17.48      152,640
   01/01/2006    to    12/31/2006                                      17.48     18.86      219,609
   01/01/2007    to    12/31/2007                                      18.86     19.88      253,278
   01/01/2008    to    12/31/2008                                      19.88     16.01      310,940
   01/01/2009    to    12/31/2009                                      16.01     21.66      302,830
   01/01/2010    to    12/31/2010                                      21.66     24.18      280,087
   01/01/2011    to    12/31/2011                                      24.18     25.01      249,802
   01/01/2012    to    12/31/2012                                      25.01     27.93      244,193
----------------------------------------------------------------------------------------------------
MIST - T.ROWE PRICE LARGE CAP VALUE - CLASS A (FORMERLY LORD ABBETT
GROWTH AND INCOME - CLASS A)
   01/01/2003    to    12/31/2003                                      17.50     22.62    7,425,960
   01/01/2004    to    12/31/2004                                      22.62     25.20    7,300,584
   01/01/2005    to    12/31/2005                                      25.20     27.13    1,881,625
   01/01/2006    to    12/31/2006                                      27.13     31.59    1,682,218
   01/01/2007    to    12/31/2007                                      31.59     30.80    5,816,218
   01/01/2008    to    12/31/2008                                      30.80     19.39    5,393,174
   01/01/2009    to    12/31/2009                                      19.39     22.70    4,899,632
   01/01/2010    to    12/31/2010                                      22.70     26.28    4,432,352
   01/01/2011    to    12/31/2011                                      26.28     24.95    3,985,555
   01/01/2012    to    12/31/2012                                      24.95     29.11    3,644,435
----------------------------------------------------------------------------------------------------
MIST - MFS(R) RESEARCH INTERNATIONAL - CLASS A
   05/01/2004    to    12/31/2004                                       9.81     11.29       45,121
   01/01/2005    to    12/31/2005                                      11.29     13.01      142,641
----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             AUV AT    AUV AT   ACCUM UNITS
                                                            BEGINNING    END        END
                                                            OF PERIOD OF PERIOD  OF PERIOD
-------------------------------------------------------------------------------------------
MIST - MFS(R) RESEARCH INTERNATIONAL - CLASS A (CONTINUED)
   01/01/2006    to    12/31/2006                             13.01     16.29      395,245
   01/01/2007    to    12/31/2007                             16.29     18.25      464,094
   01/01/2008    to    12/31/2008                             18.25     10.40      645,979
   01/01/2009    to    12/31/2009                             10.40     13.53      725,312
   01/01/2010    to    12/31/2010                             13.53     14.91      704,722
   01/01/2011    to    12/31/2011                             14.91     13.17      711,230
   01/01/2012    to    12/31/2012                             13.17     15.20      681,940
-------------------------------------------------------------------------------------------
MIST - MORGAN STANLEY MID CAP GROWTH - CLASS A
   05/03/2010    to    12/31/2010                             13.51     15.71      255,187
   01/01/2011    to    12/31/2011                             15.71     14.47      233,241
   01/01/2012    to    12/31/2012                             14.47     15.64      215,418
-------------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                              7.86      7.93      369,398
   01/01/2004    to    12/31/2004                              7.93      8.23    3,171,069
   01/01/2005    to    12/31/2005                              8.23      8.32    3,554,555
   01/01/2006    to    12/31/2006                              8.32      8.60    3,609,330
   01/01/2007    to    12/31/2007                              8.60      9.15    3,107,389
   01/01/2008    to    12/31/2008                              9.15     13.51   ]4,213,750
   01/01/2009    to    12/31/2009                             13.51     10.61    4,201,202
   01/01/2010    to    12/31/2010                             10.61     11.35    4,279,742
   01/01/2011    to    12/31/2011                             11.35     11.58    3,918,425
   01/01/2012    to    12/31/2012                             11.58     12.52    3,749,817
-------------------------------------------------------------------------------------------
MIST - RCM TECHNOLOGY - CLASS A
   05/01/2003    to    12/31/2003                              3.33      4.65      138,733
   01/01/2004    to    12/31/2004                              4.65      4.39      160,263
   01/01/2005    to    12/31/2005                              4.39      4.82      156,903
   01/01/2006    to    12/31/2006                              4.82      5.02      186,271
   01/01/2007    to    12/31/2007                              5.02      6.52      214,957
   01/01/2008    to    12/31/2008                              6.52      3.58      253,169
   01/01/2009    to    12/31/2009                              3.58      5.63      395,082
   01/01/2010    to    12/31/2010                              5.63      7.12      480,648
   01/01/2011    to    12/31/2011                              7.12      6.34      324,023
   01/01/2012    to    12/31/2012                              6.34      7.03      291,511
-------------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                              8.48     11.52       49,249
   01/01/2004    to    12/31/2004                             11.52     14.41      188,702
   01/01/2005    to    12/31/2005                             14.41     16.46      365,598
   01/01/2006    to    12/31/2006                             16.46     18.42      501,550
   01/01/2007    to    12/31/2007                             18.42     17.66      416,807
-------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A (CONTINUED)
   01/01/2008    to    12/31/2008                            17.66     12.25     517,443
   01/01/2009    to    12/31/2009                            12.25     15.33     480,776
   01/01/2010    to    12/31/2010                            15.33     18.17     410,887
   01/01/2011    to    12/31/2011                            18.17     16.37     357,960
   01/01/2012    to    12/31/2012                            16.37     19.10     315,401
------------------------------------------------------------------------------------------
MSF - BARCLAY'S CAPITAL AGGREGATE BOND INDEX - CLASS A
   05/01/2003    to    12/31/2003                            12.69     12.76      54,840
   01/01/2004    to    12/31/2004                            12.76     13.10     174,272
   01/01/2005    to    12/31/2005                            13.10     13.19     283,812
   01/01/2006    to    12/31/2006                            13.19     13.55     334,785
   01/01/2007    to    12/31/2007                            13.55     14.29     366,229
   01/01/2008    to    12/31/2008                            14.29     14.94     503,693
   01/01/2009    to    12/31/2009                            14.94     15.50     528,637
   01/01/2010    to    12/31/2010                            15.50     16.22     515,107
   01/01/2011    to    12/31/2011                            16.22     17.20     482,591
   01/01/2012    to    12/31/2012                            17.20     17.63     480,941
------------------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2003    to    12/31/2003                            45.60     46.37      14,126
   01/01/2004    to    12/31/2004                            46.37     47.77      40,781
   01/01/2005    to    12/31/2005                            47.77     48.27      66,938
   01/01/2006    to    12/31/2006                            48.27     49.72      94,525
   01/01/2007    to    12/31/2007                            49.72     52.14      90,214
   01/01/2008    to    12/31/2008                            52.14     49.68     113,490
   01/01/2009    to    12/31/2009                            49.68     53.65     108,244
   01/01/2010    to    12/31/2010                            53.65     57.35      97,632
   01/01/2011    to    12/31/2011                            57.35     60.29      84,849
   01/01/2012    to    12/31/2012                            60.29     63.97      84,176
------------------------------------------------------------------------------------------
MSF - BLACKROCK LARGE CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                             8.26     10.62      19,847
   01/01/2004    to    12/31/2004                            10.62     11.88      50,655
   01/01/2005    to    12/31/2005                            11.88     12.42      73,946
   01/01/2006    to    12/31/2006                            12.42     14.62     148,113
   01/01/2007    to    12/31/2007                            14.62     14.92     203,478
   01/01/2008    to    12/31/2008                            14.92      9.58     250,147
   01/01/2009    to    12/31/2009                             9.58     10.51     253,918
   01/01/2010    to    12/31/2010                            10.51     11.33     239,093
   01/01/2011    to    12/31/2011                            11.33     11.44     233,330
   01/01/2012    to    12/31/2012                            11.44     12.89     203,789
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    AUV AT    AUV AT   ACCUM UNITS
                                                   BEGINNING    END        END
                                                   OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------
MSF - BLACKROCK LEGACY LARGE CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                    19.63     24.33       8,178
   01/01/2004    to    12/31/2004                    24.33     26.12      11,340
   01/01/2005    to    12/31/2005                    26.12     27.57      15,645
   01/01/2006    to    12/31/2006                    27.57     28.33      18,436
   01/01/2007    to    12/31/2007                    28.33     33.18      25,875
   01/01/2008    to    12/31/2008                    33.18     20.78      47,717
   01/01/2009    to    12/31/2009                    20.78     28.05      48,908
   01/01/2010    to    12/31/2010                    28.05     33.15      38,917
   01/01/2011    to    12/31/2011                    33.15     29.78      34,481
   01/01/2012    to    12/31/2012                    29.78     33.60      32,933
----------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A
   05/01/2003    to    12/31/2003                    22.65     28.56      26,885
   01/01/2004    to    12/31/2004                    28.56     31.66      80,404
   01/01/2005    to    12/31/2005                    31.66     34.46     172,753
   01/01/2006    to    12/31/2006                    34.46     38.95     272,790
   01/01/2007    to    12/31/2007                    38.95     40.19     263,401
   01/01/2008    to    12/31/2008                    40.19     24.05     337,871
   01/01/2009    to    12/31/2009                    24.05     31.31     336,634
   01/01/2010    to    12/31/2010                    31.31     34.60     305,513
   01/01/2011    to    12/31/2011                    34.60     32.76     269,378
   01/01/2012    to    12/31/2012                    32.76     36.47     240,840
----------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2003    to    12/31/2003                     8.55     11.41      68,455
   01/01/2004    to    04/30/2004                    11.41     14.98      78,915
----------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2004    to    12/31/2004                    14.98     17.03     128,005
   01/01/2005    to    12/31/2005                    17.03     17.96     170,442
   01/01/2006    to    12/31/2006                    17.96     19.82     213,880
   01/01/2007    to    12/31/2007                    19.82     21.18     227,669
   01/01/2008    to    12/31/2008                    21.18      9.34     261,434
   01/01/2009    to    12/31/2009                     9.34     12.34     260,602
   01/01/2010    to    12/31/2010                    12.34     13.36           0
   01/01/2012    to    12/31/2012                    13.36     13.36           0
----------------------------------------------------------------------------------
MSF - MET/ARTISAN MID CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                    24.57     31.46     114,793
   01/01/2004    to    12/31/2004                    31.46     34.12     356,061
   01/01/2005    to    12/31/2005                    34.12     37.02     572,755
   01/01/2006    to    12/31/2006                    37.02     41.08     646,340
   01/01/2007    to    12/31/2007                    41.08     37.75     516,563
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        AUV AT    AUV AT   ACCUM UNITS
                                                       BEGINNING    END        END
                                                       OF PERIOD OF PERIOD  OF PERIOD
--------------------------------------------------------------------------------------
MSF & MET/ARTISAN MID CAP VALUE - CLASS A (CONTINUED)
   01/01/2008    to    12/31/2008                        37.75     20.11      499,127
   01/01/2009    to    12/31/2009                        20.11     28.09      478,574
   01/01/2010    to    12/31/2010                        28.09     31.88      434,802
   01/01/2011    to    12/31/2011                        31.88     33.58      393,641
   01/01/2012    to    12/31/2012                        33.58     37.05      346,562
--------------------------------------------------------------------------------------
MSF - METLIFE MID CAP STOCK INDEX - CLASS A
   05/01/2003    to    12/31/2003                         8.83     11.57      121,376
   01/01/2004    to    12/31/2004                        11.57     13.24      339,222
   01/01/2005    to    12/31/2005                        13.24     14.67      498,849
   01/01/2006    to    12/31/2006                        14.67     15.93      699,124
   01/01/2007    to    12/31/2007                        15.93     16.94      761,353
   01/01/2008    to    12/31/2008                        16.94     10.67      933,376
   01/01/2009    to    12/31/2009                        10.67     14.42    1,097,615
   01/01/2010    to    12/31/2010                        14.42     17.97    1,152,810
   01/01/2011    to    12/31/2011                        17.97     17.39    1,153,633
   01/01/2012    to    12/31/2012                        17.39     20.17    1,178,450
--------------------------------------------------------------------------------------
MSF - METLIFE STOCK INDEX - CLASS A
   05/01/2003    to    12/31/2003                        29.40     35.70      936,369
   01/01/2004    to    12/31/2004                        35.70     38.95    1,140,897
   01/01/2005    to    12/31/2005                        38.95     40.22    1,265,214
   01/01/2006    to    12/31/2006                        40.22     45.82    1,259,590
   01/01/2007    to    12/31/2007                        45.82     47.57      675,856
   01/01/2008    to    12/31/2008                        47.57     29.52    1,196,677
   01/01/2009    to    12/31/2009                        29.52     36.76    1,181,819
   01/01/2010    to    12/31/2010                        36.76     41.64    1,134,947
   01/01/2011    to    12/31/2011                        41.64     41.84    1,058,394
   01/01/2012    to    12/31/2012                        41.84     47.78    1,015,815
--------------------------------------------------------------------------------------
MSF - MFS(R) TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                        34.33     38.75       19,447
   01/01/2004    to    12/31/2004                        38.75     42.53       92,767
   01/01/2005    to    12/31/2005                        42.53     43.27      174,181
   01/01/2006    to    12/31/2006                        43.27     47.90      202,242
   01/01/2007    to    12/31/2007                        47.90     49.32      203,395
   01/01/2008    to    12/31/2008                        49.32     37.88      242,106
   01/01/2009    to    12/31/2009                        37.88     44.32      236,951
   01/01/2010    to    12/31/2010                        44.32     48.14      202,835
   01/01/2011    to    12/31/2011                        48.14     48.64      182,215
   01/01/2012    to    12/31/2012                        48.64     53.54      167,290
--------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              AUV AT    AUV AT   ACCUM UNITS
                                             BEGINNING    END        END
                                             OF PERIOD OF PERIOD  OF PERIOD
   -------------------------------------------------------------------------
   MSF - MFS(R) VALUE - CLASS A
      05/01/2003    to    12/31/2003           10.08     12.12      143,540
      01/01/2004    to    12/31/2004           12.12     13.32      329,589
      01/01/2005    to    12/31/2005           13.32     12.96      414,847
      01/01/2006    to    12/31/2006           12.96     15.10      413,600
      01/01/2007    to    12/31/2007           15.10     14.33      387,453
      01/01/2008    to    12/31/2008           14.33      9.41      432,253
      01/01/2009    to    12/31/2009            9.41     11.21      477,350
      01/01/2010    to    12/31/2010           11.21     12.33      469,533
      01/01/2011    to    12/31/2011           12.33     12.27      475,614
      01/01/2012    to    12/31/2012           12.27     14.12      468,500
   -------------------------------------------------------------------------
   MSF - MSCI EAFE(R) INDEX - CLASS A
      05/01/2003    to    12/31/2003            7.18      9.67      109,137
      01/01/2004    to    12/31/2004            9.67     11.42      344,405
      01/01/2005    to    12/31/2005           11.42     12.76      619,087
      01/01/2006    to    12/31/2006           12.76     15.83      877,870
      01/01/2007    to    12/31/2007           15.83     17.30      890,137
      01/01/2008    to    12/31/2008           17.30      9.89    1,082,509
      01/01/2009    to    12/31/2009            9.89     12.55    1,190,238
      01/01/2010    to    12/31/2010           12.55     13.40    1,201,156
      01/01/2011    to    12/31/2011           13.40     11.57    1,181,644
      01/01/2012    to    12/31/2012           11.57     13.50    1,200,375
   -------------------------------------------------------------------------
   MSF - NEUBERGER BERMAN GENESIS - CLASS A
      05/01/2003    to    12/31/2003           10.93     16.11      169,976
      01/01/2004    to    12/31/2004           16.11     18.33      494,108
      01/01/2005    to    12/31/2005           18.33     18.84      591,411
      01/01/2006    to    12/31/2006           18.84     21.69      604,495
      01/01/2007    to    12/31/2007           21.69     20.66      547,498
      01/01/2008    to    12/31/2008           20.66     12.56      578,098
      01/01/2009    to    12/31/2009           12.56     14.02      595,779
      01/01/2010    to    12/31/2010           14.02     16.81      568,716
      01/01/2011    to    12/31/2011           16.81     17.55      552,249
      01/01/2012    to    12/31/2012           17.55     19.05      520,656
   -------------------------------------------------------------------------
   MSF - RUSSELL 2000(R) INDEX - CLASS A
      05/01/2003    to    12/31/2003            9.81     13.61      112,861
      01/01/2004    to    12/31/2004           13.61     15.82      320,592
      01/01/2005    to    12/31/2005           15.82     16.31      384,939
      01/01/2006    to    12/31/2006           16.31     18.98      385,268
      01/01/2007    to    12/31/2007           18.98     18.44      355,849
      01/01/2008    to    12/31/2008           18.44     12.10      397,753
   -------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFOR MATION (CONTINUED)

                                                    AUV AT    AUV AT   ACCUM UNITS
                                                   BEGINNING    END        END
                                                   OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------
MSF - RUSSELL 2000(R) INDEX - CLASS A (CONTINUED)
   01/01/2009    to    12/31/2009                    12.10     15.04     434,045
   01/01/2010    to    12/31/2010                    15.04     18.83     466,860
   01/01/2011    to    12/31/2011                    18.83     17.82     474,458
   01/01/2012    to    12/31/2012                    17.82     20.46     479,291
----------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                    10.00     13.43      17,487
   01/01/2005    to    12/31/2005                    13.43     14.71      42,583
   01/01/2006    to    12/31/2006                    14.71     15.08      43,758
   01/01/2007    to    12/31/2007                    15.08     16.34      45,674
   01/01/2008    to    12/31/2008                    16.34     10.28      60,781
   01/01/2009    to    12/31/2009                    10.28     14.10      96,481
   01/01/2010    to    12/31/2010                    14.10     18.77     115,650
   01/01/2011    to    12/31/2011                    18.77     18.84     134,679
   01/01/2012    to    12/31/2012                    18.84     21.60     124,345
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION
PART 2


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus that are subject to a daily Separate Account deduction of 1.25%.

                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
ALGER SMALL CAP GROWTH PORTFOLIO - CLASS I-2
   01/01/2003    to    12/31/2003                             4.34      6.10     249,407
   01/01/2004    to    12/31/2004                             6.10      7.03     259,192
   01/01/2005    to    12/31/2005                             7.03      8.11     251,411
   01/01/2006    to    12/31/2006                             8.11      9.61     245,090
   01/01/2007    to    12/31/2007                             9.61     11.13     242,115
   01/01/2008    to    12/31/2008                            11.13      5.87     219,694
   01/01/2009    to    12/31/2009                             5.87      8.43     206,871
   01/01/2010    to    12/31/2010                             8.43     10.44     184,281
   01/01/2011    to    12/31/2011                            10.44      9.98     175,667
   01/01/2012    to    12/31/2012                             9.98     11.09     164,846
------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND - CLASS 2
   05/01/2003    to    12/31/2003                            10.89     16.51       1,091
   01/01/2004    to    12/31/2004                            16.51     19.71       2,386
   01/01/2005    to    12/31/2005                            19.71     24.41       9,692
   01/01/2006    to    12/31/2006                            24.41     29.90       9,118
   01/01/2007    to    12/31/2007                            29.90     35.85      17,949
   01/01/2008    to    12/31/2008                            35.85     16.46      13,488
   01/01/2009    to    12/31/2009                            16.46     26.21      15,756
   01/01/2010    to    12/31/2010                            26.21     31.69      16,767
   01/01/2011    to    12/31/2011                            31.69     25.31      17,323
   01/01/2012    to    12/31/2012                            25.13     29.53      15,451
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND - CLASS 2
   05/01/2003    to    12/31/2003                            88.00    118.90         379
   01/01/2004    to    12/31/2004                           118.90    132.10       1,006
   01/01/2005    to    12/31/2005                           132.10    151.58       1,410
   01/01/2006    to    12/31/2006                           151.58    165.00       1,695
   01/01/2007    to    12/31/2007                           165.00    183.06       2,562
   01/01/2008    to    12/31/2008                           183.06    101.29       4,021
   01/01/2009    to    12/31/2009                           101.29    139.45       4,630
   01/01/2010    to    12/31/2010                           139.45    163.45       6,826
   01/01/2011    to    12/31/2011                           163.45    154.52       6,901
   01/01/2012    to    12/31/2012                           154.52    179.89       7,847
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2
   05/01/2003    to    12/31/2003                            70.75     92.53         558
   01/01/2004    to    12/31/2004                            92.53    100.86       1,023
   01/01/2005    to    12/31/2005                           100.86    105.42       1,732
   01/01/2006    to    12/31/2006                           105.42    119.94       1,812
   01/01/2007    to    12/31/2007                           119.94    124.42       2,214
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          AUV AT    AUV AT   ACCUM UNITS
                                                         BEGINNING    END        END
                                                         OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2 (CONTINUED)
   01/01/2008    to    12/31/2008                         124.42     76.36       2,280
   01/01/2009    to    12/31/2009                          76.36     98.97       2,527
   01/01/2010    to    12/31/2010                          98.97    108.91       4,982
   01/01/2011    to    12/31/2011                         108.91    105.60       5,438
   01/01/2012    to    12/31/2012                         105.60    122.51       6,351
----------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER/SM/ - INITIAL CLASS
   01/01/2003    to    12/31/2003                           8.16      9.51     151,482
   01/01/2004    to    12/31/2004                           9.51      9.90     158,905
   01/01/2005    to    12/31/2005                           9.90     10.17     146,460
   01/01/2006    to    12/31/2006                          10.17     10.78     133,906
   01/01/2007    to    12/31/2007                          10.78     12.30     124,552
   01/01/2008    to    12/31/2008                          12.30      8.66     106,448
   01/01/2009    to    12/31/2009                           8.66     11.04      96,266
   01/01/2010    to    12/31/2010                          11.04     12.46      81,009
   01/01/2011    to    12/31/2011                          12.46     11.99      63,391
   01/01/2012    to    12/31/2012                          11.99     13.32      62,354
----------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS
   01/01/2003    to    12/31/2003                          10.37     13.15     249,998
   01/01/2004    to    12/31/2004                          13.15     15.00     255,642
   01/01/2005    to    12/31/2005                          15.00     17.32     268,680
   01/01/2006    to    12/31/2006                          17.32     19.11     269,007
   01/01/2007    to    12/31/2007                          19.11     22.19     267,064
   01/01/2008    to    12/31/2008                          22.19     12.60     252,530
   01/01/2009    to    12/31/2009                          12.60     16.88     249,519
   01/01/2010    to    12/31/2010                          16.88     19.55     243,566
   01/01/2011    to    12/31/2011                          19.55     18.82     227,820
   01/01/2012    to    12/31/2012                          18.82     21.63     220,796
----------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS
   01/01/2003    to    12/31/2003                           9.05     11.87     259,417
   01/01/2004    to    12/31/2004                          11.87     12.12     247,756
   01/01/2005    to    12/31/2005                          12.12     12.66     237,352
   01/01/2006    to    12/31/2006                          12.66     13.36     233,148
   01/01/2007    to    12/31/2007                          13.36     16.75     227,521
   01/01/2008    to    12/31/2008                          16.75      8.74     207,815
   01/01/2009    to    12/31/2009                           8.74     11.07     189,135
   01/01/2010    to    12/31/2010                          11.07     13.58     179,245
   01/01/2011    to    12/31/2011                          13.58     13.44     166,443
   01/01/2012    to    12/31/2012                          13.44     15.22     160,847
----------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               AUV AT    AUV AT   ACCUM UNITS
                                              BEGINNING    END        END
                                              OF PERIOD OF PERIOD  OF PERIOD
   --------------------------------------------------------------------------
   FIDELITY VIP INDEX 500 - INITIAL CLASS
      01/01/2003    to    12/31/2003            10.03     12.72     261,115
      01/01/2004    to    12/31/2004            12.72     13.89     236,274
      01/01/2005    to    12/31/2005            13.89     14.38     201,167
      01/01/2006    to    12/31/2006            14.38     16.44     172,591
      01/01/2007    to    12/31/2007            16.44     17.12     157,031
      01/01/2008    to    12/31/2008            17.12     10.65     129,789
      01/01/2009    to    12/31/2009            10.65     13.31     108,906
      01/01/2010    to    12/31/2010            13.31     15.12      87,733
      01/01/2011    to    12/31/2011            15.12     15.24      72,290
      01/01/2012    to    12/31/2012            15.24     17.45      65,057
   --------------------------------------------------------------------------
   FIDELITY VIP MONEY MARKET - INITIAL CLASS
      01/01/2003    to    12/31/2003             6.83      6.81      86,054
      01/01/2004    to    12/31/2004             6.81      6.81     113,288
      01/01/2005    to    12/31/2005             6.81      6.93     132,557
      01/01/2006    to    12/31/2006             6.93      7.18     150,587
      01/01/2007    to    12/31/2007             7.18      7.45     154,082
      01/01/2008    to    12/31/2008             7.45      7.58     173,542
      01/01/2009    to    12/31/2009             7.58      7.54     136,663
      01/01/2010    to    12/31/2010             7.54      7.47     118,421
      01/01/2011    to    12/31/2011             7.47      7.38     139,733
      01/01/2012    to    12/31/2012             7.38      7.30     156,790
   --------------------------------------------------------------------------
   FIDELITY VIP OVERSEAS - INITIAL CLASS
      01/01/2002    to    12/31/2002             7.35      5.78     100,377
      01/01/2003    to    12/31/2003             5.78      8.18     116,589
      01/01/2004    to    12/31/2004             8.18      9.18     135,991
      01/01/2005    to    12/31/2005             9.18     10.79     143,552
      01/01/2006    to    12/31/2006            10.79     12.59     146,283
      01/01/2007    to    12/31/2007            12.59     14.58     142,084
      01/01/2008    to    12/31/2008            14.58      8.09     129,929
      01/01/2009    to    12/31/2009             8.09     10.11     127,780
      01/01/2010    to    12/31/2010            10.11     11.30     121,653
      01/01/2011    to    12/31/2011            11.30      9.24     119,049
      01/01/2012    to    12/31/2012             9.24     11.02     116,094
   --------------------------------------------------------------------------
   MIST - INVESCO SMALL CAP GROWTH - CLASS A
      05/01/2003    to    12/31/2003             8.52     11.70       1,234
      01/01/2004    to    12/31/2004            11.70     12.33       1,047
      01/01/2005    to    12/31/2005            12.33     13.23       1,547
      01/01/2006    to    12/31/2006            13.23     14.88       1,663
      01/01/2007    to    12/31/2007            14.88     16.37       1,420
   --------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       AUV AT    AUV AT   ACCUM UNITS
                                                                      BEGINNING    END        END
                                                                      OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------------------
MIST - INVESCO SMALL CAP GROWTH - CLASS A (CONTINUED)
   01/01/2008    to    12/31/2008                                       16.37      9.92       1,040
   01/01/2009    to    12/31/2009                                        9.92     13.15       1,628
   01/01/2010    to    12/31/2010                                       13.15     16.43       9,151
   01/01/2011    to    12/31/2011                                       16.43     16.09       1,930
   01/01/2012    to    12/31/2012                                       16.09     18.83       1,576
-----------------------------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   01/01/2003    to    12/31/2003                                       11.70     12.02      31,808
   01/01/2004    to    11/19/2004                                       12.02     12.38      28,764
-----------------------------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS A
   05/01/2003    to    12/31/2003                                       13.89     16.40         224
   01/01/2004    to    12/31/2004                                       16.40     17.56         763
   01/01/2005    to    12/31/2005                                       17.56     17.65       3,592
   01/01/2006    to    12/31/2006                                       17.65     19.07       8,493
   01/01/2007    to    12/31/2007                                       19.07     20.12      13,384
   01/01/2008    to    12/31/2008                                       20.12     16.21      21,351
   01/01/2009    to    12/31/2009                                       16.21     21.95      18,927
   01/01/2010    to    12/31/2010                                       21.95     24.54      20,182
   01/01/2011    to    12/31/2011                                       24.54     25.40      19,862
   01/01/2012    to    12/31/2012                                       25.40     28.40      17,282
-----------------------------------------------------------------------------------------------------
MIST - T. ROWE PRICE LARGE CAP VALUE - CLASS A (FORMERLY LORD ABBETT
GROWTH AND INCOME - CLASS A)
   01/01/2003    to    12/31/2003                                       17.50     22.65     184,708
   01/01/2004    to    12/31/2004                                       22.65     25.26     194,533
   01/01/2005    to    12/31/2005                                       25.26     25.86     191,536
   01/01/2006    to    12/31/2006                                       25.86     30.14     192,777
   01/01/2007    to    12/31/2007                                       30.14     30.96     186,701
   01/01/2008    to    12/31/2008                                       30.96     19.51     168,557
   01/01/2009    to    12/31/2009                                       19.51     22.87     161,255
   01/01/2010    to    12/31/2010                                       22.87     26.49     146,046
   01/01/2011    to    12/31/2011                                       26.49     25.18     136,440
   01/01/2012    to    12/31/2012                                       25.18     29.41     129,457
-----------------------------------------------------------------------------------------------------
MIST - MORGAN STANLEY MID CAP GROWTH - CLASS A
   05/03/2010    to    12/31/2010                                       13.69     15.93       3,624
   01/01/2011    to    12/31/2011                                       15.93     14.68       2,979
   01/01/2012    to    12/31/2012                                       14.68     15.89       2,750
-----------------------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                                       11.45     11.82         830
   01/01/2004    to    12/31/2004                                       11.82     12.29      31,340
   01/01/2005    to    12/31/2005                                       12.29     12.43      45,160
   01/01/2006    to    12/31/2006                                       12.43     12.87      56,187
-----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         AUV AT    AUV AT   ACCUM UNITS
                                                        BEGINNING    END        END
                                                        OF PERIOD OF PERIOD  OF PERIOD
---------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A4
   01/01/2007    to    12/31/2007                         12.87     13.70     68,395
   01/01/2008    to    12/31/2008                         13.70     13.62     90,312
   01/01/2009    to    12/31/2009                         13.62     15.93     85,660
   01/01/2010    to    12/31/2010                         15.93     17.05     77,391
   01/01/2011    to    12/31/2011                         17.05     17.42     77,314
   01/01/2012    to    12/31/2012                         17.42     18.84     77,709
---------------------------------------------------------------------------------------
MIST - RCM TECHNOLOGY - CLASS A
   05/01/2003    to    12/31/2003                          2.99      4.66         31
   01/01/2004    to    12/31/2004                          4.66      4.40        801
   01/01/2005    to    12/31/2005                          4.40      4.84      1,495
   01/01/2006    to    12/31/2006                          4.84      5.05      1,906
   01/01/2007    to    12/31/2007                          5.05      6.56      3,662
   01/01/2008    to    12/31/2008                          6.56      3.61      4,044
   01/01/2009    to    12/31/2009                          3.61      5.68      7,372
   01/01/2010    to    12/31/2010                          5.68      7.19     10,981
   01/01/2011    to    12/31/2011                          7.19      6.41     12,061
   01/01/2012    to    12/31/2012                          6.41      7.11     13,211
---------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                          8.25     11.54        861
   01/01/2004    to    12/31/2004                         11.54     14.45      5,614
   01/01/2005    to    12/31/2005                         14.45     16.52      5,643
   01/01/2006    to    12/31/2006                         16.52     18.50      6,559
   01/01/2007    to    12/31/2007                         18.50     17.76      7,584
   01/01/2008    to    12/31/2008                         17.76     12.33      9,323
   01/01/2009    to    12/31/2009                         12.33     15.44     11,362
   01/01/2010    to    12/31/2010                         15.44     18.33     11,533
   01/01/2011    to    12/31/2011                         18.33     16.52     12,268
   01/01/2012    to    12/31/2012                         16.52     19.30     11,321
---------------------------------------------------------------------------------------
MSF - BARCLAY'S CAPITAL AGGREGATE BOND INDEX - CLASS A
   05/01/2003    to    12/31/2003                         12.53     12.82        190
   01/01/2004    to    12/31/2004                         12.82     13.18        774
   01/01/2005    to    12/31/2005                         13.18     13.29      2,973
   01/01/2006    to    12/31/2006                         13.29     13.66      4,638
   01/01/2007    to    12/31/2007                         13.66     14.42      9,466
   01/01/2008    to    12/31/2008                         14.42     15.09     11,875
   01/01/2009    to    12/31/2009                         15.09     15.68     12,769
   01/01/2010    to    12/31/2010                         15.68     16.42      9,887
   01/01/2011    to    12/31/2011                         16.42     17.43     10,040
   01/01/2012    to    12/31/2012                         17.43     17.88      9,719
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    AUV AT    AUV AT   ACCUM UNITS
                                                   BEGINNING    END        END
                                                   OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2003    to    12/31/2003                    45.27     47.32         40
   01/01/2004    to    12/31/2004                    47.32     48.80        392
   01/01/2005    to    12/31/2005                    48.80     49.36      1,470
   01/01/2006    to    12/31/2006                    49.36     50.90      1,851
   01/01/2007    to    12/31/2007                    50.90     53.43      3,336
   01/01/2008    to    12/31/2008                    53.43     50.95      4.893
   01/01/2009    to    12/31/2009                    50.95     55.09      4,876
   01/01/2010    to    12/31/2010                    55.09     58.94      5,412
   01/01/2011    to    12/31/2011                    58.94     62.03      5,672
   01/01/2012    to    12/31/2012                    62.03     65.87      5,648
----------------------------------------------------------------------------------
MSF - BLACKROCK LARGE CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                     7.94     10.64        134
   01/01/2004    to    12/31/2004                    10.64     11.91        469
   01/01/2005    to    12/31/2005                    11.91     12.47      3,266
   01/01/2006    to    12/31/2006                    12.47     14.69      6,207
   01/01/2007    to    12/31/2007                    14.69     15.00      6,142
   01/01/2008    to    12/31/2008                    15.00      9.64      6,255
   01/01/2009    to    12/31/2009                     9.64     10.59      9,688
   01/01/2010    to    12/31/2010                    10.59     11.42     12,674
   01/01/2011    to    12/31/2011                    11.42     11.55     16,966
   01/01/2012    to    12/31/2012                    11.55     13.03     21,517
----------------------------------------------------------------------------------
MSF - BLACKROCK LEGACY LARGE CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                    18.40     24.55        228
   01/01/2004    to    12/31/2004                    24.55     26.38        242
   01/01/2005    to    12/31/2005                    26.38     27.88        381
   01/01/2006    to    12/31/2006                    27.88     28.67        472
   01/01/2007    to    12/31/2007                    28.67     33.62        636
   01/01/2008    to    12/31/2008                    33.62     21.08        517
   01/01/2009    to    12/31/2009                    21.08     28.47      1,222
   01/01/2010    to    12/31/2010                    28.47     33.69      1,396
   01/01/2011    to    12/31/2011                    33.69     30.30      1,519
   01/01/2012    to    12/31/2012                    30.30     34.22      6,180
----------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A
   05/01/2003    to    12/31/2003                    22.30     28.82         23
   01/01/2004    to    12/31/2004                    28.82     31.99        603
   01/01/2005    to    12/31/2005                    31.99     34.84      2,334
   01/01/2006    to    12/31/2006                    34.84     39.43      4,098
   01/01/2007    to    12/31/2007                    39.43     40.72      4,597
   01/01/2008    to    12/31/2008                    40.72     24.39      5,728
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  AUV AT    AUV AT   ACCUM UNITS
                                                 BEGINNING    END        END
                                                 OF PERIOD OF PERIOD  OF PERIOD
--------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A (CONTINUED)
   01/01/2009    to    12/31/2009                  24.39     31.79      5,649
   01/01/2010    to    12/31/2010                  31.79     35.16     11,679
   01/01/2011    to    12/31/2011                  35.16     33.33     12,367
   01/01/2012    to    12/31/2012                  33.33     37.14     12,728
--------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2003    to    12/31/2003                   8.12     11.43      2,097
   01/01/2004    to    04/30/2004                  11.43     11.22      2,961
--------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2004    to    12/31/2004                  11.22     11.33      1,739
   01/01/2005    to    12/31/2005                  11.33     18.12      2,741
   01/01/2006    to    12/31/2006                  18.12     20.02      2,921
   01/01/2007    to    12/31/2007                  20.02     21.41      2,394
   01/01/2008    to    12/31/2008                  21.41      9.46      2,761
   01/01/2009    to    12/31/2009                   9.46     12.49      3,242
   01/01/2010    to    12/31/2010                  12.49     13.54          0
--------------------------------------------------------------------------------
MSF - MET/ARTISAN MID CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                  24.27     31.80        417
   01/01/2004    to    12/31/2004                  31.80     34.52      2,645
   01/01/2005    to    12/31/2005                  34.52     37.50      3,962
   01/01/2006    to    12/31/2006                  37.50     41.64      4,780
   01/01/2007    to    12/31/2007                  41.64     38.31      5,146
   01/01/2008    to    12/31/2008                  38.31     20.43      5,391
   01/01/2009    to    12/31/2009                  20.43     28.56      6,512
   01/01/2010    to    12/31/2010                  28.56     32.45      5,974
   01/01/2011    to    12/31/2011                  32.45     34.21      5,922
   01/01/2012    to    12/31/2012                  34.21     37.79      5,862
--------------------------------------------------------------------------------
MSF - METLIFE MID CAP STOCK INDEX - CLASS A
   05/01/2003    to    12/31/2003                   8.71     11.61      6,703
   01/01/2004    to    12/31/2004                  11.61     13.30     24,560
   01/01/2005    to    12/31/2005                  13.30     14.75     32,407
   01/01/2006    to    12/31/2006                  14.75     16.04     38,302
   01/01/2007    to    12/31/2007                  16.04     17.07     38,884
   01/01/2008    to    12/31/2008                  17.07     10.76     43,316
   01/01/2009    to    12/31/2009                  10.76     14.56     50,545
   01/01/2010    to    12/31/2010                  14.56     18.15     53,129
   01/01/2011    to    12/31/2011                  18.15     17.59     47,683
   01/01/2102    to    12/31/2012                  17.59     20.43     53,824
--------------------------------------------------------------------------------
MSF - METLIFE STOCK INDEX - CLASS A
   05/01/2003    to    12/31/2003                  28.58     36.18      3,190
   01/01/2004    to    12/31/2004                  36.18     39.49      8,298
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            AUV AT    AUV AT   ACCUM UNITS
                                           BEGINNING    END        END
                                           OF PERIOD OF PERIOD  OF PERIOD
      --------------------------------------------------------------------
         01/01/2005    to    12/31/2005      39.49     40.81     12,176
         01/01/2006    to    12/31/2006      40.81     46.54     17,301
         01/01/2007    to    12/31/2007      46.54     48.37     22,249
         01/01/2008    to    12/31/2008      48.37     30.04     20,414
         01/01/2009    to    12/31/2009      30.04     37.45     22,938
         01/01/2010    to    12/31/2010      37.45     42.47     25,261
         01/01/2011    to    12/31/2011      42.47     42.72     18,793
         01/01/2012    to    12/31/2012      42.72     48.83     19,490
      --------------------------------------------------------------------
      MSF - MFS(R) TOTAL RETURN - CLASS A
         05/01/2003    to    12/31/2003      34.10     39.40        185
         01/01/2004    to    12/31/2004      39.40     43.29        565
         01/01/2005    to    12/31/2005      43.29     44.08      1,230
         01/01/2006    to    12/31/2006      44.08     48.85      2,191
         01/01/2007    to    12/31/2007      48.85     50.35      2,059
         01/01/2008    to    12/31/2008      50.35     38.71      2,414
         01/01/2009    to    12/31/2009      38.71     45.34      3,975
         01/01/2010    to    12/31/2010      45.34     49.29      4,177
         01/01/2011    to    12/31/2011      49.29     49.85      4,202
         01/01/2012    to    12/31/2012      49.85     54.94      4,003
      --------------------------------------------------------------------
      MSF - MFS(R) VALUE - CLASS A
         05/01/2003    to    12/31/2003       9.83     12.18        817
         01/01/2004    to    12/31/2004      12.18     13.40      3,479
         01/01/2005    to    12/31/2005      13.40     13.05      4,665
         01/01/2006    to    12/31/2006      13.05     15.23      6,328
         01/01/2007    to    12/31/2007      15.23     14.47      6,093
         01/01/2008    to    12/31/2008      14.47      9.50      5,068
         01/01/2009    to    12/31/2009       9.50     11.34      6,102
         01/01/2010    to    12/31/2010      11.34     12.48      9,119
         01/01/2011    to    12/31/2011      12.48     12.43     10,806
         01/01/2012    to    12/31/2012      12.43     14.32     12,523
      --------------------------------------------------------------------
      MSF - MSCI EAFE(R) INDEX - CLASS A
         05/01/2003    to    12/31/2003       7.15      9.72        402
         01/01/2004    to    12/31/2004       9.72     11.49      2,285
         01/01/2005    to    12/31/2005      11.49     12.85     12,106
         01/01/2006    to    12/31/2006      12.85     15.96     20,485
         01/01/2007    to    12/31/2007      15.96     17.46     22,743
         01/01/2008    to    12/31/2008      17.46      9.99     29,217
         01/01/2009    to    12/31/2009       9.99     12.69     37,041
         01/01/2010    to    12/31/2010      12.69     13.56     55,099
         01/01/2011    to    12/31/2011      13.56     11.72     63,230
         01/01/2012    to    12/31/2012      11.72     13.69     63,476
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 AUV AT    AUV AT   ACCUM UNITS
                                                BEGINNING    END        END
                                                OF PERIOD OF PERIOD  OF PERIOD
-------------------------------------------------------------------------------
MSF - NEUBERGER BERMAN GENESIS - CLASS A
   05/01/2003    to    12/31/2003                 10.90     16.16        165
   01/01/2004    to    12/31/2004                 16.16     18.41      2,727
   01/01/2005    to    12/31/2005                 18.41     18.94      5,286
   01/01/2006    to    12/31/2006                 18.94     21.83      6,817
   01/01/2007    to    12/31/2007                 21.83     20.82      8,606
   01/01/2008    to    12/31/2008                 20.82     12.66      7,441
   01/01/2009    to    12/31/2009                 12.66     14.15      8,115
   01/01/2010    to    12/31/2010                 14.15     16.99      7,925
   01/01/2011    to    12/31/2011                 16.99     17.75      9,973
   01/01/2012    to    12/31/2012                 17.75     19.29      8,857
-------------------------------------------------------------------------------
MSF - RUSSELL 2000(R) INDEX - CLASS A
   05/01/2003    to    12/31/2003                  9.49     13.68      5,728
   01/01/2004    to    12/31/2004                 13.68     15.91      8,102
   01/01/2005    to    12/31/2005                 15.91     16.43      6,070
   01/01/2006    to    12/31/2006                 16.43     19.14      9,284
   01/01/2007    to    12/31/2007                 19.14     18.61     10,116
   01/01/2008    to    12/31/2008                 18.61     12.22     11,755
   01/01/2009    to    12/31/2009                 12.22     15.21     13,195
   01/01/2010    to    12/31/2010                 15.21     19.06     15,140
   01/01/2011    to    12/31/2011                 19.06     18.06     15,113
   01/01/2012    to    12/31/2012                 18.06     20.75     17,427
-------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                 12.82     13.53          0
   01/01/2005    to    12/31/2005                 13.53     14.84          0
   01/01/2006    to    12/31/2006                 14.84     15.22          0
   01/01/2007    to    12/31/2007                 15.22     18.44      5,760
   01/01/2008    to    12/31/2008                 18.44     10.41      7,538
   01/01/2009    to    12/31/2009                 10.41     16.06      8,272
   01/01/2010    to    12/31/2010                 16.06     21.48     15,126
   01/01/2011    to    12/31/2011                 21.48     21.67     18,409
   01/01/2012    to    12/31/2012                 21.67     24.95     17,593
-------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK FUND
   01/01/2003    to    12/31/2003                 47.78     62.15     28,353
   01/01/2004    to    12/31/2004                 62.15     67.90     30,524
   01/01/2005    to    12/31/2005                 67.90     71.72     29,722
   01/01/2006    to    12/31/2006                 71.72     81.07     28,898
   01/01/2007    to    12/31/2007                 81.07     88.67     28,721
   01/01/2008    to    12/31/2008                 88.67     50.75     24,876
   01/01/2009    to    12/31/2009                 50.75     72.05     24,043
   01/01/2010    to    12/31/2010                 72.05     83.50     85,875
   01/01/2011    to    12/31/2011                 83.50     81.96     73,401
   01/01/2012    to    12/31/2012                 81.96     96.60     66,302
-------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each Fund available under the Contract. The Fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

THE ALGER PORTFOLIOS (CLASS I-2)

The Alger Portfolios is a mutual fund with multiple portfolios, one of which is offered under the Contract. Fred Alger Management, Inc. is the investment adviser to each of the portfolios. The following Class I-2 portfolio is available under the Contract:

Alger Small Cap Growth Portfolio
 Investment Objective: Seeks long-term capital appreciation.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the contract. Capital Research and Management Company is the investment adviser to each fund. The following Class 2 funds are available under the Contract:

American Funds Global Small Capitalization Fund
 Investment Objective: Seeks long-term growth of capital.

American Funds Growth Fund
 Investment Objective: Seeks growth of capital.

American Funds Growth-Income Fund
 Investment Objective: Seeks long-term growth of capital and income.

DWS VARIABLE SERIES I (CLASS A)

DWS Variable Series I is a mutual fund with multiple series, one of which is offered under the Contract. Deutsche Investment Management Americas Inc. is the investment adviser to each series. The following Class A series is available under the Contract:

DWS International VIP/1/
 Investment Objective: Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the contract. Fidelity Management & Research Company is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

Asset Manager/SM/ Portfolio
 Subadvisers: FMR Co., Inc.; Fidelity Investments Money Management, Inc. Investment Objective: Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Contrafund(R) Portfolio
 Subadviser: FMR Co., Inc.
 Investment Objective: Seeks long-term capital appreciation.

Growth Portfolio
 Subadviser: FMR Co., Inc.
 Investment Objective: Seeks to achieve capital appreciation.

Money Market Portfolio
 Subadviser: Fidelity Investments Money Management, Inc.
 Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Overseas Portfolio/2/
 Subadviser: FMR Co., Inc.
 Investment Objective: Seeks long-term growth of capital.

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Contract:

Invesco Small Cap Growth Portfolio
 Subadviser: Invesco Advisers, Inc.
 Investment Objective: Seeks long-term growth of capital.

Lord Abbett Bond Debenture Portfolio
 Subadviser: Lord, Abbett & Co. LLC
 Investment Objective: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

MFS(R) Research International Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks capital appreciation.

Morgan Stanley Mid Cap Growth Portfolio
 Subadviser: Morgan Stanley Investment Management Inc.
 Investment Objective: Seeks capital appreciation.

PIMCO Total Return Portfolio
 Subadviser: Pacific Investment Management Company LLC
 Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

T. Rowe Price Large Cap Value Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Third Avenue Small Cap Value Portfolio
 Subadviser: Third Avenue Management LLC
 Investment Objective: Seeks long-term capital appreciation.

METROPOLITAN SERIES FUND (CLASS A)

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser for all of the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

Barclays Aggregate Bond Index Portfolio
 Subadviser: MetLife Investment Management, LLC
 Investment Objective: Seeks to track the performance of the Barclays U.S.
   Aggregate Bond Index.

BlackRock Bond Income Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks a competitive total return primarily from investing in fixed-income securities.

BlackRock Capital Appreciation Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks long-term growth of capital.

BlackRock Large Cap Value Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks long-term growth of capital.

Davis Venture Value Portfolio
 Subadviser: Davis Selected Advisers, L.P.
 Investment Objective: Seeks growth of capital.

Met/Artisan Mid Cap Value Portfolio
 Subadviser: Artisan Partners Limited Partnership
 Investment Objective: Seeks long-term capital growth.

MetLife Mid Cap Stock Index Portfolio
 Subadviser: MetLife Investment Management, LLC/ /
 Investment Objective: Seeks to track the performance of the Standard & Poor's
   MidCap 400(R) Composite Stock Price Index.

MetLife Stock Index Portfolio
 Subadviser: MetLife Investment Management, LLC/ /
 Investment Objective: Seeks to track the performance of the Standard & Poor's
   500(R) Composite Stock Price Index.

MFS(R) Total Return Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks a favorable total return through investment in a diversified portfolio.

MFS(R) Value Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks capital appreciation.

MSCI EAFE(R) Index Portfolio
 Subadviser: MetLife Investment Management, LLC/ /
 Investment Objective: Seeks to track the performance of the MSCI EAFE(R) Index.

Neuberger Berman Genesis Portfolio
 Subadviser: Neuberger Berman Management LLC
 Investment Objective: Seeks high total return, consisting principally of capital appreciation.

Russell 2000(R) Index Portfolio
 Subadviser: MetLife Investment Management, LLC/ /
 Investment Objective: Seeks to track the performance of the Russell 2000(R)
   Index.

T. Rowe Price Large Cap Growth Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term growth of capital and, secondarily, dividend income.

T. Rowe Price Small Cap Growth Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term capital growth.

T. ROWE PRICE GROWTH STOCK FUND, INC./2/

 The T. Rowe Price Growth Stock Fund, Inc. is a mutual fund. T. Rowe Price
   Associates, Inc. is the investment adviser for the fund.
 Investment Objective: Seeks to provide long-term capital growth and secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.
--------
/1/    DWS International VIP is not available under Retirement Companion
       Contracts.
/2/ Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund, Inc. are not available for use with contracts purchased in connection with 403(b) plans.

APPENDIX C-1
ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Funds below were subject to a merger or name change. The chart identifies the former name and new name of each of these Funds.

FUND MERGER

             FORMER FUND                                 NEW FUND
-------------------------------------    -----------------------------------------
MET INVESTORS SERIES FUND                METROPOLITAN FUND
RCM Technology Portfolio                 T. Rowe Price Large Cap Growth Portfolio

FUND NAME CHANGES

          FORMER PORTFOLIO                               NEW FUND
-------------------------------------    -----------------------------------------
METROPOLITAN FUND                        METROPOLITAN FUND
Barclays Capital Aggregate               Barclays Aggregate Bond Index Portfolio
  Bond Index Portfolio
BlackRock Legacy Large Cap               BlackRock Capital Appreciation Portfolio
  Growth Portfolio

                                      C-1